Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2020
Other Payables, Accruals and Advance Receipts

9. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accrued salaries and benefits	12,128	12,970
Accrued research and development expenses	56,485	48,531
Accrued selling and marketing expenses	3,220	3,337
Accrued administrative and other general expenses	8,560	8,699
Deferred government incentives	353	445
Deposits	1,401	1,778
Others	4,842	5,864
	86,989	81,624